UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Dear Fellow Shareholders,

    As the first half of our eleventh fiscal year ended on August 31, 2009, we were in the midst of a market recovery that has continued into October. As gratifying as this rebound has been, we are acutely aware of the dreadful period that preceded it, as, no doubt, are you. Our results for the six months ended August 31 were mixed. Some key points follow:

1.

Net investment income (dividends and interest, less expenses) totaled $345,199, down from a fund record $370,696 a year earlier. That was a direct result of dividend cuts, but we have replaced four companies that reduced their payouts, and we are building our positions in their replacements, along with other holdings that currently have strong dividends.

2.

Gross dividends received totaled $492,782 during the six-month period, and we believe that we should record our second straight fiscal year (ending February 28, 2010) with more than $1 million in dividends received.

3.

Our expense ratio rose from 0.96% (for the fiscal year ended February 28, 2009) to 1.01% (for the six months ended August 31, 2009). Bear in mind that the divisor for this ratio is average net assets, which ranged between $24 million and over $34 million during this period. Current (or higher) levels of net assets would result in an expense ratio of 1% or less—which is what we expect when the current fiscal year ends.

    As mentioned above, we have replaced several companies. The new components – Arch Coal, Becton Dickinson, Deere & Company, Raytheon, and Stanley Works – all represent leadership in their respective industries, and we expect that they should improve the portfolio. We have made the decision to limit our top holdings to 3% of total assets and we are systematically adding to those companies that represent 1% or less of total assets. We think this approach should lead to both decreased risk and lower volatility while allowing us to build our dividend base.

As always, we congratulate DRIPX shareholders for their restraint during the recent bear market. We continue to urge you to join us in funding your account(s), either through dollar-cost averaging or periodic purchasing so that we can take advantage of the ongoing potential opportunities afforded by the stock market.

<signed>Vita Nelson and David Fish, co-managers

<October 15, 2009>

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities; the investor should consider his/her financial ability to continue purchases through periods of low price levels. Dollar-cost averaging  does not assure a profit and do not protect against loss in declining markets.

Quasar Distributors, LLC, Distributor. (11/09)

The MP63 Fund, Inc.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The MP63 Fund, Inc.

		Schedule of Investments
		August 31, 2009 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 97.58%

Aerospace/Aircrafts/Defense - 0.57%
4,100	Raytheon Co.	$ 193,438

Automotive Parts- Retail/Wholesale - 1.02%
9,400	Genuine Parts Co.	348,176

Automobile - Manufacturing - 1.15%
4,600	Toyota Motor Corp. (Japan) ADR*	391,874

Banks- Money Center - 1.69%
32,800	Bank of America Corp.	576,952

Banks - Regional - 3.15%
23,000	BB&T Corp.	642,620
19,000	US Bancorp	429,780
		1,072,400
Beverages- Alcoholic/Soft Drink - 1.06%
7,400	Coca-Cola Corp.	360,898

Building Products- Construction/Products/Miscellaneous - 0.62%
5,200	Stanley Works	212,836

Chemicals- Diversified - 1.07%
22,400	RPM International, Inc.	364,672

Chemicals - Specialty - 2.59%
11,500	Praxair, Inc.	881,130

Commercial Services - 2.72%
21,900	Ecolab, Inc.	926,151

Communications Equipment - 2.38%
58,000	Nokia Corp. (Finland) ADR	812,580

Computer- Mini/Micro - 1.84%
14,000	Hewlett-Packard Co.	628,460

Containers- Paper/Plastic - 1.01%
12,900	Bemis Co., Inc.	343,011

Cosmetics & Personal Care - 4.14%
25,800	Avon Products, Inc.	822,246
8,100	Colgate-Palmolive Co.	588,870
		1,411,116
Diversified Operations - 6.26%
6,400	3M Company	461,440
21,000	Corning, Inc.	316,680
14,800	Fortune Brands	589,188
25,200	General Electric Co.	350,280
7,000	United Technologies Corp.	415,520
		2,133,108
Electronic Equipment - 1.61%
14,900	Emerson Electric Co.	549,363

Electronic- Semiconductors - 2.12%
35,600	Intel Corp.	723,392

Finance- Investment Management - 2.22%
8,100	Franklin Resources, Inc.	755,973

Financial Services - 4.52%
11,900	Bank of New York Mellon Corp.	352,359
18,000	H&R Block, Inc.	311,040
31,000	Paychex, Inc.	876,990
		1,540,389
Food- Misc. Preparation - 2.44%
17,900	ConAgra Foods, Inc.	367,487
12,600	Hormel Foods Corp.	465,570
		833,057
Insurance- Life/Property/Casual - 4.14%
23,600	AFLAC, Inc.	958,632
9,000	Travelers Companies, Inc.	453,780
		1,412,412
Leisure Products - 2.15%
17,600	Polaris Industries, Inc.	663,696

Machinery - Const./Mining/Farming - 2.15%
23,600	Amcol International Corp.	522,504
4,800	Deere & Co.	209,280
		731,784

Machinery- Electrical Equipment - 5.66%
11,200	Dover Corp.	387,408
37,300	Johnson Controls, Inc.	923,921
24,100	Tennant Company	616,237
		1,927,566
Manufacturing - 3.04%
15,900	Illinois Tool Works, Inc.	664,938
13,100	Pentair, Inc.	371,123
		1,036,061
Medical/Dental-Supplies - 0.63%
3,100	Becton Dickinson & Co.	215,822

Medical Instruments/Products - 2.78%
24,700	Medtronic, Inc.	946,010

Medical Drugs - 3.81%
11,300	Abbott Laboratories	511,099
13,000	Johnson & Johnson	785,720
		1,296,819
Metal Ores-Gold/Non Ferrous - 0.65%
12,700	Arch Coal, Inc.	219,964

Oil & Gas- International - 3.78%
12,700	BP Plc (United Kingdom) ADR	653,415
9,200	Exxon Mobil Corp.	636,180
		1,289,595
Paper & Paper Products - 1.49%
8,400	Kimberly Clark Corp.	507,864

Retail- Variety Stores - 1.11%
7,400	Costco Wholesale Corp.	377,252

Retail/Wholesale- Building Products - 1.39%
17,300	Home Depot, Inc.	472,117

Services-Prepackaged Software - 2.89%
40,000	Microsoft Corp.	986,000

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.86%
5,400	Proctor & Gamble Co.	292,194

Telecommunications Services - 2.27%
12,100	AT&T Corp.	315,205
14,200	CenturyLink, Inc.	457,666
		772,871
Textile- Apparel/Mill Products - 1.67%
8,200	VF Corp.	570,392

Transportation- Equipment/Leasing - 1.05%
9,400	Ryder Systems, Inc.	357,200

Transportation- Railroads - 1.40%
8,000	Union Pacific Corp.	478,480

Utility- Electric - 6.03%
22,400	Duke Energy Corp.	346,976
11,600	Edison International	387,556
9,000	FPL Group, Inc.	505,620
42,000	MDU Resources Group, Inc.	815,220
		2,055,372
Utility-Gas Distribution - 2.73%
11,700	National Fuel Gas Co.	522,873
11,700	SCANA Corp.	405,756
		928,629
Utility- Water - 1.92%
38,900	Aqua America, Inc.	655,465

Total for Common Stock (Cost $33,237,234) - 97.58%		33,252,541

Cash & Equivalents - 2.22%
755,321	SEI Daily Income Trust Govt. Bond (Cost $755,321) 0.42%*	755,321

	Total Investments - 99.80% (Cost $33,992,555) (Note 4)	34,007,862

	Other Assets Less Liabilities - 0.20%	88,015

	Net Assets - 100.00%	$ 34,095,877

* Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
August 31, 2009 (Unaudited)

Assets:
Investments at Market Value (Cost $33,992,555)	$ 34,007,862
Cash	1,925
Receivables
Dividends and Interest	95,222
Prepaid Expenses	23,213
Total Assets	34,128,222
Liabilities
Accrued Expenses	22,306
Accrued Management Fees	10,039
Total Liabilities	32,345

Net Assets	$ 34,095,877

Net Assets Consist of:
Capital Stock, $.001 par value; 1 billion shares
authorized; 3,400,434 shares issued and outstanding	$ 3,415
Additional Paid in Capital	35,232,223
Accumulated Undistributed Net Investment Income	455,589
Realized Loss on Investments - Net	(1,610,657)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	15,307
Net Assets	$ 34,095,877

Net Asset Value and Offering Price ($34,095,877/3,415,076)	$ 9.98

Redemption Price Per Share ($9.98 x .98)*	$ 9.78

* The Fund will deduct a 2% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The MP63 Fund, Inc.

Statement of Operations
For the six months ended August 31, 2009 (Unaudited)
Investment Income:
Dividend Income	$ 492,782
Interest Income	2,040
Total Investment Income	494,822
Expenses:
Investment advisor fees	51,892
Administration fees	25,936
Fund servicing expense	21,172
Registration fees	12,438
Insurance expense	4,064
Printing and postage expense	4,586
Compliance fees	6,050
Miscellaneous expense	1,461
Custody fees	4,083
Legal fees	7,528
Director fees	3,149
Audit fees	7,264
Total Expenses	149,623

Net Investment Income	345,199

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(810,992)
Unrealized Appreciation on Investments	10,944,607
Net Realized and Unrealized Gain on Investments	10,133,615

Net Increase in Net Assets from Operations	$ 10,478,814

The MP63 Fund, Inc.

Statements of Changes in Net Assets	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	August 31, 2009	February 28, 2009
From Operations:
Net Investment Income	$ 345,199	$ 724,265
Net Realized Gain (Loss) on Investments	(810,992)	(754,818)
Net Unrealized Appreciation (Depreciation)	10,944,607	(16,426,356)
Increase (Decrease) in Net Assets from Operations	10,478,814	(16,456,909)
From Distributions to Shareholders:
Net Investment Income	-	(686,817)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(686,817)
From Capital Share Transactions
Proceeds From Sale of Shares	1,199,784	3,200,917
Shares Issued on Reinvestment of Dividends	-	683,991
Cost of Shares Redeemed
(net of redemption fees $3,799 and $15,366, respectively)	(1,079,450)	(3,236,473)
Net Increase from Shareholder Activity	120,334	648,435

Net Increase (Decrease) in Net Assets	10,599,148	(16,495,291)

Net Assets at Beginning of Period	23,496,729	39,992,020
Net Assets at End of Period (Including Undistributed Net
Investment Income of $455,589 and $110,440, respectively)	$ 34,095,877	$ 23,496,729

Share Transactions:
Issued	144,122	305,513
Reinvested	-	80,659
Redeemed	(129,480)	(291,321)
Net increase in shares	14,642	94,851
Shares outstanding beginning of period	3,400,434	3,305,583
Shares outstanding end of period	3,415,076	3,400,434

The MP63 Fund, Inc.

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	February 28, 2009	February 29, 2008	February 28, 2007	February 28, 2006	February 28, 2005
Net Asset Value -
Beginning of Period	$ 6.91	$ 12.10	$ 13.36	$ 12.48	$ 11.91	$ 11.01
Net Investment Income	0.10	0.22	0.18	0.17	0.15	0.10
Net Gains or Losses on Securities
(realized and unrealized)	2.97	(5.20)	(0.51)	1.13	0.55	0.90
Total from Investment Operations	3.07	(4.98)	(0.33)	1.30	0.70	1.00

Distributions (From Net Investment Income)	0.00	(0.21)	(0.19)	(0.17)	(0.13)	(0.09)
Distributions (From Capital Gains)	0.00	0.00	(0.74)	(0.25)	0.00	(0.01)
Total Distributions	0.00	(0.21)	(0.93)	(0.42)	(0.13)	(0.10)

Net Asset Value -
End of Period	$ 9.98	$ 6.91	$ 12.10	$ 13.36	$ 12.48	$ 11.91

Total Return (a)	44.43%	(41.49)%	(3.08)%	10.40%	5.91%	9.06%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	34,096	23,497	39,992	41,137	37,726	33,344
Ratio of Expenses to Average Net Assets	1.01%	0.96%	0.88%	0.97%	1.02%	1.22%
Ratio of Net Income to Average Net Assets	2.32%	2.04%	1.34%	1.28%	1.23%	0.85%
Portfolio Turnover Rate	9.93%	10.66%	4.75%	25.90%	6.58%	8.77%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2009 (Unaudited)

NOTE 1. ORGANIZATION

The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors.  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2008 or 2007.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2009 (Unaudited)

Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of June 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$33,252,541	-	-	$33,252,541
Short-Term Investments	755,321	-	-	755,321
Total	$34,007,862	-	-	$34,007,862

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2009 (Unaudited)

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Credit Risk - Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY

  TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of .35% of the daily net asset value.  For the six months ended August 31, 2009, the Advisor earned fees of $51,892.

The Advisor has voluntarily agreed to defer its advisory fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  Under the terms of the Agreement, fees deferred or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to five years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.

An affiliate of the Advisor provides certain administrative services to the Fund. These expenses amounted to $25,936 during the six months ended August 31, 2009.

The Fund has an administrative agreement with Mutual Shareholder Services (The "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services.  Mutual Shareholder Services charges an annual fee of approximately $42,000 for services rendered based on the Fund’s current asset size.

The Fund is responsible for the cost of printing, postage, telephone costs and certain other out-of-pocket expenses. Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2009 (Unaudited)

The Fund currently pays each Director an annual retainer of $2,000.

The Chief Compliance Officer is paid $1,000 per month.  For the six months ended August 31, 2009 the Chief Compliance Officer was paid $6,000.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended August 31, 2009, purchases and sales of securities, excluding short-term   investments, aggregated $2,855,479 and $3,055,047, respectively.  As of February 28, 2009, cumulative unrealized depreciation amounted to the follow:

             Unrealized appreciation                                    $4,534,300

Unrealized depreciation

  (4,518,933)

Net unrealized depreciation

$    15,307

For Federal income tax purposes, the cost of investments owned at August 31, 2009 was $33,992,555.

NOTE 5. TAX INFORMATION

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes.

As of August 31, 2009, the components of net assets on a tax basis were as follows:

Ordinary income                                             $       455,589

Long term loss                                                $   (1,610,657)

Unrealized appreciation                                  $    4,534,300

Unrealized depreciation                                  $   (4,518,933)

The tax character of distributions paid during the fiscal year ended February 28, 2009 was as follows:

Distributions paid from:

   Ordinary income

$   686,817

   Long term capital gains

                 0

      Total

                                               $    686,817

There were no distributions paid during the six months ended August 31, 2009.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2009 (Unaudited)

Note 6.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

On June 15, 2009, the Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In preparing these financial statements, the Funds has evaluated events and transactions for potential recognition or disclosure through August 27, 2009, the date the financial statements were issued; the Fund has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The MP 63 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2009	August 31, 2009	March 31, 2009 to August 31, 2009

Actual	$1,000.00	$1,444.28	$6.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.11	$5.14

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Ted S. Gladstone Age: 77 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Gladstone Development Corporation (real estate development)	1	None
Gloria Schaffer Age: 78 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Richard Yaffa Age: 77 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 2005	President, Manhattan Products, Inc.	1	None

Interested Directors:

Vita Nelson 1,2 Age: 71 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.

Principal Officers who are not Directors:

Lester Nelson 1 Age: 80 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Secretary	Indefinite – since 1998	Law Firm of Lester Nelson	1	Director, Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
David Fish Age: 60 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Treasurer	Indefinite – since 2003	Executive Editor of The Moneypaper, Inc. (newsletter)	1	None

(1)

Vita Nelson and Lester Nelson are married

(2)

Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

THE MP63 FUND, INC.

Additional Information (Unaudited)

August 31, 2009

Information Regarding Proxy Voting

A description of the policies and procedures that these Funds use to determine how to vote proxies relating to portfolio securities and information regarding how these Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-877-676-3386 and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund first and third fiscal quarters end on May 31 and November 30. The Fund Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-877-676-3386.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 6, 2009

By /s/David Fish

*David Fish

Treasurer

(principal financial officer)

Date November 6, 2009

* Print the name and title of each signing officer under his or her signature.